UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Developing Growth Fund

For the six-month period ended January 31, 2012

Lord Abbett Developing Growth Fund Semiannual Report
For the six-month period ended January 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 through January 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/11 - 1/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/11	1/31/12	8/1/11 – 1/31/12

Class A
Actual	$1,000.00	$ 947.00	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.58
Class B
Actual	$1,000.00	$ 944.50	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.34	$8.87
Class C
Actual	$1,000.00	$ 944.20	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.32	$8.87
Class F
Actual	$1,000.00	$ 948.30	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.32
Class I
Actual	$1,000.00	$ 948.90	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.81
Class P
Actual	$1,000.00	$ 947.40	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.57	$5.63
Class R2
Actual	$1,000.00	$ 946.00	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.33	$6.85
Class R3
Actual	$1,000.00	$ 946.70	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.34

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.10% for Class A, 1.75% for Classes B and C, 0.85% for Class F, 0.75% for Class I, 1.11% for Class P, 1.35% for Class R2 and 1.25% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2012

Sector*	%**
Consumer Discretionary	12.77%
Consumer Staples	1.08%
Energy	4.89%
Financials	10.15%
Health Care	19.78%

Sector*	%**
Industrials	14.60%
Information Technology	32.06%
Materials	1.99%
Short-Term Investment	2.68%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
January 31, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 98.35%

COMMON STOCKS 98.35%

Aerospace & Defense 3.47%
BE Aerospace, Inc.*	836,064	$35,282
HEICO Corp.	198,781	11,052
Hexcel Corp.*	1,367,749	34,289

Total		80,623

Automobiles 0.86%
Tesla Motors, Inc.*	683,750	19,877

Biotechnology 8.67%
Amarin Corp. plc ADR*	2,219,065	18,108
BioMarin Pharmaceutical, Inc.*	908,686	32,413
Cepheid, Inc.*	730,058	32,166
Cubist Pharmaceuticals, Inc.*	828,283	33,811
Dendreon Corp.*	1,871,417	25,414
Genomic Health, Inc.*	664,652	18,444
Incyte Corp.*	369,156	6,534
Onyx Pharmaceuticals, Inc.*	510,776	20,911
Pharmacyclics, Inc.*	732,400	13,461

Total		201,262

Capital Markets 2.71%
Cohen & Steers, Inc.	396,491	13,390
Financial Engines, Inc.*	1,589,072	38,058
WisdomTree Investments, Inc.*	1,999,137	11,455

Total		62,903

Chemicals 0.99%
Balchem Corp.	270,458	10,234
Koppers Holdings, Inc.	333,024	12,652

Total		22,886

Commercial Banks 4.71%
Bank of the Ozarks, Inc.	669,295	18,734
Home BancShares, Inc.	339,768	8,854
Signature Bank*	300,254	17,460

Investments	Shares	Fair Value (000)

SVB Financial Group*	537,154	$31,176
Texas Capital Bancshares, Inc.*	692,194	21,956
Western Alliance Bancorp*	1,404,262	11,220

Total		109,400

Commercial Services & Supplies 1.74%
Clean Harbors, Inc.*	550,066	34,902
Higher One Holdings, Inc.*	329,954	5,589

Total		40,491

Communications Equipment 0.50%
Aruba Networks, Inc.*	523,299	11,607

Computers & Peripherals 2.75%
Fortinet, Inc.*	791,157	18,046
Fusion-io, Inc.*	712,369	16,463
Synaptics, Inc.*	764,029	29,270

Total		63,779

Construction & Engineering 0.49%
MYR Group, Inc.*	570,738	11,403

Consumer Finance 0.07%
Green Dot Corp. Class A*	54,529	1,547

Diversified Financial Services 1.00%
MarketAxess Holdings, Inc.	743,702	23,092

Electrical Equipment 0.51%
Polypore International, Inc.*	312,175	11,888

Electronic Equipment, Instruments & Components 6.03%
Cognex Corp.	722,316	30,012
FARO Technologies, Inc.*	645,796	35,054
InvenSense, Inc.*	1,474,597	24,316
IPG Photonics Corp.*	393,963	20,797
Maxwell Technologies, Inc.*	1,168,632	23,910
Universal Display Corp.*	139,747	5,885

Total		139,974

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
January 31, 2012

Investments	Shares	Fair Value (000)

Energy Equipment & Services 2.10%
Atwood Oceanics, Inc.*	120,335	$5,533
C&J Energy Services, Inc.*	811,050	13,504
Lufkin Industries, Inc.	396,167	29,800

Total		48,837

Food & Staples Retailing 1.09%
Fresh Market, Inc. (The)*	260,128	11,201
PriceSmart, Inc.	90,369	6,023
United Natural Foods, Inc.*	184,631	8,133

Total		25,357

Health Care Equipment & Supplies 6.04%
Align Technology, Inc.*	1,169,389	27,551
DexCom, Inc.*	1,454,080	15,951
Endologix, Inc.*	2,771,722	35,977
Gen-Probe, Inc.*	99,978	6,691
Insulet Corp.*	600,518	11,692
NxStage Medical, Inc.*	395,187	7,090
Tornier NV (Netherlands)*(a)	565,575	11,934
ZELTIQ Aesthetics, Inc.*	492,800	5,914
Zoll Medical Corp.*	253,446	17,381

Total		140,181

Health Care Providers & Services 1.47%
Catalyst Health Solutions, Inc.*	85,327	4,673
HMS Holdings Corp.*	895,557	29,562

Total		34,235

Health Care Technology 2.62%
athenahealth, Inc.*	421,925	24,547
HealthStream, Inc.*	648,058	12,041
SXC Health Solutions Corp.*	385,866	24,333

Total		60,921

Hotels, Restaurants & Leisure 1.38%
BJ’s Restaurants, Inc.*	412,156	20,620
Peet’s Coffee & Tea, Inc.*	189,168	11,505

Total		32,125

Investments	Shares	Fair Value (000)

Household Durables 2.72%
iRobot Corp.*	559,204	$18,476
SodaStream International Ltd. (Israel)*(a)	437,238	16,698
Tempur-Pedic International, Inc.*	420,232	28,034

Total		63,208

Information Technology Services 0.95%
ServiceSource International, Inc.*	1,297,338	21,951

Internet Software & Services 10.52%
Ancestry.com, Inc.*	613,820	18,169
Angie’s List, Inc.*	862,571	12,731
Bankrate, Inc.*	1,742,498	40,757
Carbonite, Inc.*	257,519	2,570
Constant Contact, Inc.*	845,464	21,120
Cornerstone OnDemand, Inc.*	927,947	16,926
DealerTrack Holdings, Inc.*	1,046,832	28,610
Liquidity Services, Inc.*	579,344	19,993
LivePerson, Inc.*	1,508,739	18,105
MercadoLibre, Inc. (Argentina)(a)	356,987	31,201
Responsys, Inc.*	1,629,779	19,117
VistaPrint NV (Netherlands)*(a)	171,462	6,135
Vocus, Inc.*	384,532	8,833

Total		244,267

Life Sciences Tools & Services 0.44%
Luminex Corp.*	522,072	10,285

Machinery 5.27%
Chart Industries, Inc.*	405,617	22,617
Middleby Corp. (The)*	238,318	22,914
RBC Bearings, Inc.*	652,562	29,548
Robbins & Myers, Inc.	250,141	12,147
Westport Innovations, Inc. (Canada)*(a)	843,542	35,092

Total		122,318

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
January 31, 2012

Investments	Shares	Fair Value (000)

Media 0.74%
IMAX Corp. (Canada)*(a)	831,675	$17,224

Metals & Mining 1.03%
Materion Corp.*	488,599	14,370
Molycorp, Inc.*	305,745	9,472

Total		23,842

Oil, Gas & Consumable Fuels 2.84%
Kodiak Oil & Gas Corp.*	4,206,282	38,151
Oasis Petroleum, Inc.*	803,218	27,100
Rex Energy Corp.*	61,911	586

Total		65,837

Pharmaceuticals 0.74%
Medicines Co. (The)*	851,750	17,137

Professional Services 1.76%
Advisory Board Co. (The)*	223,991	17,086
CoStar Group, Inc.*	420,623	23,837

Total		40,923

Real Estate Management & Development 1.05%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	455,150	24,346

Road & Rail 1.51%
Genesee & Wyoming, Inc. Class A*	395,390	24,554
Zipcar, Inc.*	654,615	10,382

Total		34,936

Semiconductors & Semiconductor Equipment 3.56%
Cavium, Inc.*	284,279	9,137
Cypress Semiconductor Corp.*	642,515	11,048
Intermolecular, Inc.*	583,871	4,916
Silicon Laboratories, Inc.*	649,889	28,491
Teradyne, Inc.*	1,773,890	29,003

Total		82,595

Investments	Shares	Fair Value (000)

Software 8.10%
CommVault Systems, Inc.*	466,920	$21,945
Concur Technologies, Inc.*	656,294	34,357
Guidewire Software, Inc.*	7,300	132
Imperva, Inc.*	228,222	7,527
Jive Software, Inc.*	598,086	8,882
NetSuite, Inc.*	552,532	23,140
SolarWinds, Inc.*	602,419	19,042
Sourcefire, Inc.*	367,082	11,387
SS&C Technologies Holdings, Inc.*	444,419	8,342
Synchronoss Technologies, Inc.*	1,252,068	41,844
Taleo Corp. Class A*	316,447	11,395

Total		187,993

Specialty Retail 5.07%
Dick’s Sporting Goods, Inc.	319,727	13,176
Hibbett Sports, Inc.*	391,048	18,743
Lumber Liquidators Holdings, Inc.*	218,659	4,671
Monro Muffler Brake, Inc.	468,787	19,661
Teavana Holdings, Inc.*	474,931	9,014
Ulta Salon, Cosmetics & Fragrance, Inc.*	304,939	23,242
Vitamin Shoppe, Inc.*	403,097	17,228
Zumiez, Inc.*	419,626	11,985

Total		117,720

Textiles, Apparel & Luxury Goods 2.13%
Steven Madden Ltd.*	451,802	18,587
True Religion Apparel, Inc.*	329,888	11,955
Under Armour, Inc. Class A*	238,270	18,971

Total		49,513

Thrifts & Mortgage Finance 0.72%
Ocwen Financial Corp.*	1,164,640	16,759

Total Common Stocks (cost $1,886,117,409)		2,283,242

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
January 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.70%

Repurchase Agreement
Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $64,050,000 of Federal Home Loan Mortgage Corp. at 0.065% due 7/23/2012; value: $64,007,797; proceeds: $62,751,812 (cost $62,751,795)	$62,752	$62,752

Total Investments in Securities 101.05% (cost $1,948,869,204)		2,345,994

Liabilities in Excess of Other Assets (1.05)%		(24,403)

Net Assets 100.00%		$2,321,591

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
January 31, 2012

ASSETS:
Investments in securities, at fair value (cost $1,948,869,204)	$2,345,994,040
Cash	1,180,439
Receivables:
Investment securities sold	90,370,134
Capital shares sold	4,861,366
Interest and dividends	40,413
Prepaid expenses and other assets	26,734

Total assets	2,442,473,126

LIABILITIES:
Payables:
Investment securities purchased	114,303,171
Capital shares reacquired	3,038,664
12b-1 distribution fees	1,435,939
Management fee	985,029
Directors’ fees	419,430
Fund administration	77,108
To affiliates (See Note 3)	68,699
Accrued expenses	554,380

Total liabilities	120,882,420

NET ASSETS	$2,321,590,706

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,960,778,561
Accumulated net investment loss	(9,080,414)
Accumulated net realized loss on investments	(27,232,277)
Net unrealized appreciation on investments	397,124,836

Net Assets	$2,321,590,706

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
January 31, 2012

Net assets by class:
Class A Shares	$974,860,356
Class B Shares	$16,735,534
Class C Shares	$114,032,440
Class F Shares	$157,807,142
Class I Shares	$752,232,967
Class P Shares	$93,327,407
Class R2 Shares	$12,655,435
Class R3 Shares	$199,939,425
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	47,480,136
Class B Shares (40 million shares of common stock authorized, $.001 par value)	931,595
Class C Shares (25 million shares of common stock authorized, $.001 par value)	6,310,917
Class F Shares (30 million shares of common stock authorized, $.001 par value)	7,600,741
Class I Shares (100 million shares of common stock authorized, $.001 par value)	34,294,974
Class P Shares (30 million shares of common stock authorized, $.001 par value)	4,630,347
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	623,697
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	9,807,972
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.53
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$21.78
Class B Shares-Net asset value	$17.96
Class C Shares-Net asset value	$18.07
Class F Shares-Net asset value	$20.76
Class I Shares-Net asset value	$21.93
Class P Shares-Net asset value	$20.16
Class R2 Shares-Net asset value	$20.29
Class R3 Shares-Net asset value	$20.39

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2012

Investment income:
Dividends	$2,259,420
Interest	3,399

Total investment income	2,262,819

Expenses:
Management fee	5,424,840
12b-1 distribution plan-Class A	1,573,768
12b-1 distribution plan-Class B	87,202
12b-1 distribution plan-Class C	568,466
12b-1 distribution plan-Class F	77,408
12b-1 distribution plan-Class P	172,817
12b-1 distribution plan-Class R2	32,148
12b-1 distribution plan-Class R3	406,042
Shareholder servicing	1,636,654
Fund administration	423,933
Subsidy (See Note 3)	236,713
Reports to shareholders	90,583
Registration	78,438
Professional	32,619
Custody	26,992
Directors’ fees	25,196
Other	30,135

Gross expenses	10,923,954
Expense reductions (See Note 7)	(664)

Net expenses	10,923,290

Net investment loss	(8,660,471)

Net realized and unrealized gain (loss):
Net realized loss on investments in unaffiliated issuers	(25,895,883)
Net realized gain from investments in affiliated issuers	7,372,307
Net change in unrealized appreciation/depreciation on investments	(80,952,442)

Net realized and unrealized loss	(99,476,018)

Net Decrease in Net Assets Resulting From Operations	$(108,136,489)

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months Ended January 31, 2012 (unaudited)	For the Year Ended July 31, 2011
INCREASE IN NET ASSETS
Operations:
Net investment loss	$(8,660,471)	$(17,480,808)
Net realized gain (loss) on investments in affiliated and unaffiliated issuers	(18,523,576)	290,514,547
Net change in unrealized appreciation/depreciation on investments	(80,952,442)	253,731,002

Net increase (decrease) in net assets resulting from operations	(108,136,489)	526,764,741

Distributions to shareholders from:
Net realized gain
Class A	(55,548,484)	—
Class B	(1,194,582)	—
Class C	(7,708,825)	—
Class F	(8,983,658)	—
Class I	(38,031,852)	—
Class P	(5,909,467)	—
Class R2	(666,169)	—
Class R3	(10,170,748)	—

Total distributions to shareholders	(128,213,785)	—

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	573,203,512	1,094,690,610
Reinvestment of distributions	117,703,038	—
Cost of shares reacquired	(351,864,451)	(624,730,508)

Net increase in net assets resulting from capital share transactions	339,042,099	469,960,102

Net increase in net assets	102,691,825	996,724,843

NET ASSETS:
Beginning of period	$2,218,898,881	$1,222,174,038

End of period	$2,321,590,706	$2,218,898,881

Accumulated net investment loss	$(9,080,414)	$(419,943)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$23.11		$16.51	$13.49	$16.64	$19.96	$17.80

Investment operations:
Net investment loss(a)	(.09)		(.21)	(.16)	(.13)	(.14)	(.16)
Net realized and unrealized gain (loss)	(1.23)		6.81	3.18	(3.02)	(.74)	5.33

Total from investment operations	(1.32)		6.60	3.02	(3.15)	(.88)	5.17

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)	(3.01)

Net asset value, end of period	$20.53		$23.11	$16.51	$13.49	$16.64	$19.96

Total Return(b)	(5.30	)%(c)	39.98%	22.48%	(18.99)%	(5.92)%	32.03%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.09%	1.14%	1.28%	1.13%	1.19%
Expenses, excluding expense reductions	.55	%(c)	1.09%	1.14%	1.28%	1.14%	1.19%
Net investment loss	(.45	)%(c)	(.99)%	(1.01)%	(1.11)%	(.77)%	(.86)%
Supplemental Data:

Net assets, end of period (000)	$974,860		$979,130	$570,044	$446,012	$630,191	$553,180
Portfolio turnover rate	95.51	%(c)	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$20.46		$14.72	$12.10	$15.02	$18.35	$16.67

Investment operations:
Net investment loss(a)	(.14)		(.30)	(.23)	(.19)	(.24)	(.26)
Net realized and unrealized gain (loss)	(1.10)		6.04	2.85	(2.73)	(.65)	4.95

Total from investment operations	(1.24)		5.74	2.62	(2.92)	(.89)	4.69

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)	(3.01)

Net asset value, end of period	$17.96		$20.46	$14.72	$12.10	$15.02	$18.35

Total Return(b)	(5.55	)%(c)	39.09%	21.67%	(19.51)%	(6.55)%	31.23%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88	%(c)	1.74%	1.79%	1.93%	1.78%	1.84%
Expenses, excluding expense reductions	.88	%(c)	1.74%	1.79%	1.93%	1.79%	1.84%
Net investment loss	(.77	)%(c)	(1.64)%	(1.66)%	(1.76)%	(1.41)%	(1.52)%
Supplemental Data:

Net assets, end of period (000)	$16,736		$21,161	$21,160	$22,308	$35,992	$50,855
Portfolio turnover rate	95.51	%(c)	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$20.58		$14.80	$12.17	$15.11	$18.43	$16.74

Investment operations:
Net investment loss(a)	(.14)		(.31)	(.23)	(.19)	(.24)	(.26)
Net realized and unrealized gain (loss)	(1.11)		6.09	2.86	(2.75)	(.64)	4.96

Total from investment operations	(1.25)		5.78	2.63	(2.94)	(.88)	4.70

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)	(3.01)

Net asset value, end of period	$18.07		$20.58	$14.80	$12.17	$15.11	$18.43

Total Return(b)	(5.58	)%(c)	38.99%	21.71%	(19.52)%	(6.46)%	31.14%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88	%(c)	1.74%	1.79%	1.93%	1.78%	1.84%
Expenses, excluding expense reductions	.88	%(c)	1.74%	1.79%	1.93%	1.79%	1.84%
Net investment loss	(.77	)%(c)	(1.64)%	(1.66)%	(1.76)%	(1.43)%	(1.52)%
Supplemental Data:

Net assets, end of period (000)	$114,032		$134,684	$79,512	$56,558	$77,561	$59,056
Portfolio turnover rate	95.51	%(c)	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 1/31/2012 (unaudited)		Year Ended 7/31			9/28/2007(a) to 7/31/2008

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.33		$16.62	$13.55	$16.67	$21.92

Investment operations:
Net investment loss(b)	(.07)		(.16)	(.12)	(.11)	(.10)
Net realized and unrealized gain (loss)	(1.24)		6.87	3.19	(3.01)	(2.71)

Total from investment operations	(1.31)		6.71	3.07	(3.12)	(2.81)

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)

Net asset value, end of period	$20.76		$23.33	$16.62	$13.55	$16.67

Total Return(c)	(5.17	)%(d)	40.31%	22.75%	(18.78)%	(14.18	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(d)	.84%	.88%	1.06%	.76	%(d)
Expenses, excluding expense reductions	.43	%(d)	.84%	.88%	1.06%	.77	%(d)
Net investment loss	(.32	)%(d)	(.74)%	(.75)%	(.91)%	(.61	)%(d)
Supplemental Data:

Net assets, end of period (000)	$157,807		$190,426	$93,269	$23,070	$3,877
Portfolio turnover rate	95.51	%(d)	136.95%	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 1/31/2012 (unaudited)		Year Ended 7/31
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$24.55		$17.48	$14.23	$17.49	$20.79	$18.38

Investment operations:
Net investment loss(a)	(.06)		(.15)	(.11)	(.10)	(.08)	(.10)
Net realized and unrealized gain (loss)	(1.30)		7.22	3.36	(3.16)	(.78)	5.52

Total from investment operations	(1.36)		7.07	3.25	(3.26)	(.86)	5.42

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)	(3.01)

Net asset value, end of period	$21.93		$24.55	$17.48	$14.23	$17.49	$20.79

Total Return(b)	(5.11	)%(c)	40.45%	22.93%	(18.70)%	(5.57)%	32.41%
Ratios to Average Net Assets:
Expenses, including expense reductions	.38	%(c)	.75%	.79%	.93%	.78%	.84%
Expenses, excluding expense reductions	.38	%(c)	.75%	.79%	.93%	.79%	.84%
Net investment loss	(.27	)%(c)	(.65)%	(.66)%	(.77)%	(.43)%	(.52)%
Supplemental Data:

Net assets, end of period (000)	$752,233		$601,226	$279,772	$180,896	$200,162	$136,670
Portfolio turnover rate	95.51	%(c)	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$22.71		$16.25	$13.29	$16.41	$19.72	$17.64

Investment operations:
Net investment loss(a)	(.09)		(.22)	(.17)	(.14)	(.16)	(.17)
Net realized and unrealized gain (loss)	(1.20)		6.68	3.13	(2.98)	(.71)	5.26

Total from investment operations	(1.29)		6.46	2.96	(3.12)	(.87)	5.09

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)	(3.01)

Net asset value, end of period	$20.16		$22.71	$16.25	$13.29	$16.41	$19.72

Total Return(b)	(5.26	)%(c)	39.75%	22.36%	(19.07)%	(5.95)%	31.84%
Ratios to Average Net Assets:
Expenses, including expense reductions	.56	%(c)	1.19%	1.24%	1.38%	1.24%	1.29%
Expenses, excluding expense reductions	.56	%(c)	1.19%	1.24%	1.38%	1.25%	1.29%
Net investment loss	(.45	)%(c)	(1.09)%	(1.11)%	(1.22)%	(.88)%	(.97)%
Supplemental Data:

Net assets, end of period (000)	$93,327		$121,589	$115,303	$98,786	$105,675	$74,312
Portfolio turnover rate	95.51	%(c)	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 1/31/2012 (unaudited)
						9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.89		$16.39	$13.43	$16.61	$21.92

Investment operations:
Net investment loss(b)	(.11)		(.27)	(.20)	(.16)	(.16)
Net realized and unrealized gain (loss)	(1.23)		6.77	3.16	(3.02)	(2.71)

Total from investment operations	(1.34)		6.50	2.96	(3.18)	(2.87)

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)

Net asset value, end of period	$20.29		$22.89	$16.39	$13.43	$16.61

Total Return(c)	(5.40	)%(d)	39.60%	22.13%	(19.21)%	(14.48	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(d)	1.35%	1.39%	1.54%	1.16	%(d)
Expenses, excluding expense reductions	.68	%(d)	1.35%	1.39%	1.54%	1.17	%(d)
Net investment loss	(.58	)%(d)	(1.24)%	(1.26)%	(1.37)%	(.94	)%(d)
Supplemental Data:

Net assets, end of period (000)	$12,655		$11,187	$3,453	$1,291	$835
Portfolio turnover rate	95.51	%(d)	136.95%	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 1/31/2012 (unaudited)
						9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.97		$16.44	$13.45	$16.62	$21.92

Investment operations:
Net investment loss(b)	(.11)		(.25)	(.18)	(.15)	(.15)
Net realized and unrealized gain (loss)	(1.21)		6.78	3.17	(3.02)	(2.71)

Total from investment operations	(1.32)		6.53	2.99	(3.17)	(2.86)

Distributions to shareholders from:
Net realized gain	(1.26)		—	—	—	(2.44)

Net asset value, end of period	$20.39		$22.97	$16.44	$13.45	$16.62

Total Return(c)	(5.33	)%(d)	39.72%	22.32%	(19.13)%	(14.44	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(d)	1.25%	1.28%	1.45%	1.08	%(d)
Expenses, excluding expense reductions	.63	%(d)	1.25%	1.28%	1.45%	1.09	%(d)
Net investment loss	(.52	)%(d)	(1.15)%	(1.16)%	(1.28)%	(.87	)%(d)
Supplemental Data:

Net assets, end of period (000)	$199,939		$159,496	$59,661	$15,251	$6,281
Portfolio turnover rate	95.51	%(d)	136.95%	156.06%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2008 through July 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Notes to Financial Statements (unaudited)(continued)

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,283,242	$—	$—	$2,283,242
Repurchase Agreement	—	62,752	—	62,752

Total	$2,283,242	$62,752	$—	$2,345,994

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2012, the effective management fee paid to Lord Abbett was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and fees pursuant to the 12b-1 distribution plan) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2012, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 7.27% and .37%, respectively.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2012:

Distributor Commissions	Dealers’ Concessions

$16,890	$95,619

Distributor received CDSCs of $8,256 and $18,010 for Class A and Class C shares, respectively, for the six months ended January 31, 2012.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2012 and the fiscal year ended July 31, 2011 was as follows:

	Six Months Ended 1/31/2012 (unaudited	)	Year Ended 7/31/2011
Distributions paid from:
Net long-term capital gain	$128,213,785		—
Total distributions paid	$128,213,785		—

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,965,450,479

Gross unrealized gain	419,621,183
Gross unrealized loss	(39,077,622)

Net unrealized security gain	$380,543,561

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of foreign securities and wash sales.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2012 were as follows:

Purchases	Sales

$ 2,265,957,074	$ 2,005,472,640

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2012.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to

Notes to Financial Statements (unaudited)(continued)

maintain the Facility was reduced from .15% to .125% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the six months ended January 31, 2012, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of January 31, 2012, there were no loans outstanding pursuant to this Facility.

Effective February 3, 2012, the Fund and certain other funds managed by Lord Abbett have entered into a short term extension of the Facility through April 2, 2012.

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2012:

Affiliated Issuer	Balance of Shares Held at 7/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2012	Value at 1/31/2012	Net Realized Gain 8/1/2011 to 1/31/2012(a	)	Dividend Income 8/1/2011 to 1/31/2012(a	)

Endologix, Inc.(b)	3,945,204	322,526	(1,496,008)	2,771,722	$ —	$ 7,372,307		$ —

(a) Represents realized gains and dividend income earned only when the issuer was an affiliate of the Fund.
(b) No longer an affiliated issuer as of January 31, 2012.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	9,643,109	$194,764,595	21,443,144	$462,325,162
Converted from Class B*	58,865	1,154,514	152,718	3,266,549
Reinvestment of distributions	2,639,072	50,511,848	—	—
Shares reacquired	(7,227,281)	(145,450,813)	(13,749,129)	(289,395,406)

Increase	5,113,765	$100,980,144	7,846,733	$176,196,305

Class B Shares

Shares sold	14,994	$265,263	103,995	$1,934,801
Reinvestment of distributions	67,363	1,129,678	—	—
Shares reacquired	(117,911)	(2,084,358)	(335,829)	(6,078,885)
Converted to Class A*	(66,934)	(1,154,514)	(171,969)	(3,266,549)

Decrease	(102,488)	$(1,843,931)	(403,803)	$(7,410,633)

Class C Shares

Shares sold	204,730	$3,592,750	2,349,980	$43,838,365
Reinvestment of distributions	346,403	5,843,817	—	—
Shares reacquired	(785,984)	(13,980,941)	(1,177,874)	(22,210,728)

Increase (decrease)	(234,851)	$(4,544,374)	1,172,106	$21,627,637

Class F Shares

Shares sold	1,214,736	$24,454,359	6,835,723	$142,222,201
Reinvestment of distributions	392,896	7,602,538	—	—
Shares reacquired	(2,170,587)	(43,675,673)	(4,282,219)	(91,538,253)

Increase (decrease)	(562,955)	$(11,618,776)	2,553,504	$50,683,948

Class I Shares

Shares sold	12,723,142	$275,740,269	12,550,884	$287,211,632
Reinvestment of distributions	1,771,887	36,217,375	—	—
Shares reacquired	(4,690,743)	(101,068,267)	(4,066,264)	(96,016,030)

Increase	9,804,286	$210,889,377	8,484,620	$191,195,602

Class P Shares

Shares sold	257,974	$5,059,134	1,892,016	$38,628,507
Reinvestment of distributions	312,858	5,878,600	—	—
Shares reacquired	(1,293,370)	(25,367,849)	(3,636,336)	(78,329,881)

Decrease	(722,538)	$(14,430,115)	(1,744,320)	$(39,701,374)

Class R2 Shares

Shares sold	223,528	$4,456,958	486,867	$10,424,796
Reinvestment of distributions	18,448	349,217	—	—
Shares reacquired	(107,106)	(2,118,057)	(208,718)	(4,638,925)

Increase	134,870	$2,688,118	278,149	$5,785,871

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2012 (unaudited)		Year Ended July 31, 2011
Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	3,237,921	$64,870,184	4,980,816	$108,105,146
Reinvestment of distributions	534,980	10,169,965	—	—
Shares reacquired	(907,480)	(18,118,493)	(1,667,479)	(36,522,400)

Increase	2,865,421	$56,921,656	3,313,337	$71,582,746

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

At a meeting held on December 14 and 15, 2011, the Board of Directors (the “Board”), including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, the results of the examination of the portfolio management team by members of the Contract Committee during the year, the deliberations of the Contract Committee on December 14 and 15, 2011, and the discussions between the Contract Committee and Lord Abbett’s management on December 15, 2011.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Growth Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

Approval of Advisory Contract (continued)

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended July 31, 2011 the contractual management and administrative service fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately sixteen basis points below the median of the peer group and the actual management and administrative services fees for the Fund were approximately seventeen basis points below the median of the peer group. The Board also observed that for the fiscal year ended July 31, 2011 the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately forty basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-nine basis points below the median of the peer group, the total expense ratio of Class I was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class P was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately two basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately seven basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of

Approval of Advisory Contract (concluded)

scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: March 27, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: March 27, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2012